UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA FUNDS TRUST
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA FUNDS TRUST 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.           Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Real Estate Services — 8.0%
Countrywide plc (Britain)	1,456,208	$11,058,447
LSL Property Services plc (Britain)	4,159,199	21,549,504
		$32,607,951
Flow Control Equipment — 7.0%
KSB AG (Preference Shares) (Germany)	38,416	16,097,259
Sulzer AG (Switzerland)	129,210	12,661,148
		$28,758,407
Construction & Mining Machinery — 6.0%
Fenner plc (Britain)	9,775,347	$24,362,655

Apparel, Footwear & Acc Design — 5.7%
adidas AG (Germany)	126,500	10,178,689
Prada SpA (Italy)	3,432,600	13,154,524
		$23,333,213
Courier Services — 5.4%
TNT Express NV (Netherlands)	2,917,574	$22,227,334

Oil & Gas Services & Equipment — 4.7%
Fugro NV (CVA) (Netherlands)*	883,403	15,601,339
ShawCor, Ltd. (Canada)	178,800	3,748,838
		$19,350,177
Other Commercial Services — 4.2%
ALS, Ltd. (Australia)	5,247,139	$16,941,652

Application Software — 3.8%
SAP SE (Germany)	133,794	8,663,604
TOTVS SA (Brazil)	887,210	6,744,989
		$15,408,593
Industrial Distribution & Rental — 3.6%
Aggreko plc (Britain)	1,032,442	$14,852,966

Infrastructure Software — 3.4%
Atea ASA (Norway)	320,014	2,941,443
Oracle Corp.	306,100	11,056,332
		$13,997,775
Packaged Food — 2.1%
Danone SA (France)	137,361	$8,659,744

Rubber & Plastic — 2.1%
Ansell Ltd. (Australia)	650,000	$8,554,408

Security Services — 2.1%
G4S plc (Britain)	2,420,827	$8,448,476

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS (Continued)
Specialty Pharma — 1.8%
Hypermarcas SA (Brazil)*	1,952,650	$7,525,916

Beverages — 1.7%
Diageo plc (Britain)	252,879	$6,772,916

Professional Services — 1.5%
Michael Page International plc (Britain)	863,035	$6,188,334

Containers & Packaging — 0.9%
Brambles, Ltd. (Australia)	553,158	$3,781,669

Food Services — 0.8%
Sodexo SA (France)	37,258	$3,080,773

Semiconductor Manufacturing — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	110,700	$2,297,025

Agricultural Chemicals — 0.6%
Incitec Pivot Ltd. (Australia)	832,129	$2,277,879

Advertising & Marketing — 0.2%
Publicis Groupe SA (France)	13,060	$889,896

Iron & Steel Foundry — 0.2%
Vesuvius plc (Britain)	165,614	$882,876

OTHER COMMON STOCKS — 2.9%		$11,796,751

TOTAL COMMON STOCKS — 69.3% (Cost $358,206,783)		$282,997,386

BONDS & DEBENTURES

U.S. Treasuries — 12.4%
U.S. Treasury Notes
— 2.375% 3/31/2016	25,000,000	25,270,507

See notes to financial statements.

	Shares or Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
— 2.625% 2/29/2016	25,000,000	25,259,155

TOTAL U.S. TREASURIES (Cost $50,553,708)		$50,529,662

TOTAL BONDS & DEBENTURES — 12.4% (Cost $50,553,708)		$50,529,662

TOTAL INVESTMENT SECURITIES — 81.7% (Cost $408,760,491)		$333,527,048

Short-term Investments — 18.9%
State Street Bank Repurchase Agreement — 0.00% 10/1/2015 (Dated 09/30/2015, repurchase price of $77,298,000, collateralized by $73,515,000 principal amount U.S. Treasury Note - 2.750% 2023, fair value $78,844,838)	77,298,000	$77,298,000
TOTAL SHORT-TERM INVESTMENTS (Cost $77,298,000)		$77,298,000

TOTAL INVESTMENTS — 100.6% (Cost $486,058,491)		$410,825,048
Other Assets And Liabilities, net — (0.6)%		(2,323,226)
NET ASSETS — 100.0% — NOTE 2		$408,501,822

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Services	$32,607,951	$—	$—	$32,607,951
Flow Control Equipment	28,758,407	—	—	28,758,407
Construction & Mining Machinery	24,362,655	—	—	24,362,655
Apparel, Footwear & Acc Design	23,333,213	—	—	23,333,213
Courier Services	22,227,334	—	—	22,227,334
Oil & Gas Services & Equipment	19,350,177	—	—	19,350,177
Other Commercial Services	16,941,652	—	—	16,941,652
Application Software	15,408,593	—	—	15,408,593
Industrial Distribution & Rental	14,852,966	—	—	14,852,966
Infrastructure Software	13,997,775	—	—	13,997,775
Packaged Food	8,659,744	—	—	8,659,744
Rubber & Plastic	8,554,408	—	—	8,554,408
Security Services	8,448,476	—	—	8,448,476
Specialty Pharma	7,525,916	—	—	7,525,916
Beverages	6,772,916	—	—	6,772,916
Professional Services	6,188,334	—	—	6,188,334
Containers & Packaging	3,781,669	—	—	3,781,669
Food Services	3,080,773	—	—	3,080,773
Semiconductor Manufacturing	2,297,025	—	—	2,297,025
Agricultural Chemicals	2,277,879	—	—	2,277,879
Advertising & Marketing	889,896	—	—	889,896
Iron & Steel Foundry	882,876	—	—	882,876
Other Common Stocks	11,796,751	—	—	11,796,751
U.S. Treasuries	—	50,529,662	—	50,529,662
Short-term Investment	—	77,298,000	—	77,298,000
	$282,997,386	$127,827,662	$—	$410,825,048
Forward Foreign Currency Contracts (currency risk)
Receivable	$—	$514,552	$—	$514,552
Payable	—	(130,255)	—	(130,255)
	$—	$384,297	$—	$384,297

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2015 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement	Valuation at	Unrealized Appreciation/
Foreign Currency Sold	Amount	Date	September 30, 2015	(Depreciation)
EUR	10,822,000	3/16/2016	$12,263,058	$131,168
EUR	23,867,000	06/15/2016	27,192,150	377,153
GBP	2,063,000	12/16/2015	3,126,064	6,231
GBP	4,487,000	12/16/2015	6,655,343	(130,255)
			$49,236,615	$384,297

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2015 (excluding short-term investments), was $411,501,100 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$4,286,932
Gross unrealized depreciation:	(82,260,984)
Net unrealized depreciation:	$(77,974,052)

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood President (principal executive officer)

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood President (principal executive officer)

Date:	November 30, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III Treasurer (principal financial officer)

Date:	November 30, 2015